Commitments and Contingencies - Litigations in Progress (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2024 Lawsuits
Lawsuits provision [member]
Disclosure of contingent liabilities [line items]
Estimated lawsuits	58